Share-based compensation - Share option plans - ESOP (Details)												12 Months Ended
	Nov. 27, 2023 Options SFr / shares	Jul. 01, 2023 Options SFr / shares	May 12, 2023 Options SFr / shares	Jan. 01, 2023 Options SFr / shares	Dec. 29, 2022 Options SFr / shares	Oct. 26, 2022 Options	Oct. 06, 2022 Options SFr / shares	Oct. 05, 2022 Options SFr / shares	Aug. 02, 2022 Options SFr / shares	May 02, 2022 Options SFr / shares	Apr. 12, 2022 Options SFr / shares	Dec. 31, 2024 Options SFr / shares	Dec. 31, 2023 Options SFr / shares	Dec. 31, 2022 Options SFr / shares
Share-based compensation
Strike price of options | SFr / shares	SFr 0.043
Employee share option plans (ESOP) | Continuing and discontinued operations
Share-based compensation
Vesting period of options granted												4 years	4 years	4 years
Exercise period of options granted												10 years	10 years	10 years
Beginning balance				777,000								1,570,346	777,000	8,615,885
Exercised													(12,527,235)	(17,240,133)
Granted												6,439,124	13,320,581	9,437,078
Forfeited												(2,679)		(35,830)
Ending balance												8,006,791	1,570,346	777,000
Beginning balance | SFr / shares				SFr 0.55								SFr 0.32	SFr 0.55	SFr 2.01
Exercised | SFr / shares													0.043	0.13
Granted | SFr / shares												0.05	0.13	0.49
Forfeited | SFr / shares												0.05		1
Ending balance | SFr / shares												SFr 0.1	SFr 0.32	SFr 0.55
Exercisable												733,582	686,605	389,668
Number of options granted to employees and Executive Managers transferred on disposal of operations												5,413,934
Employee share option plans (ESOP) | 2023 | Continuing and discontinued operations
Share-based compensation
Exercised	(12,527,235)
Granted													13,320,581
Number of options granted to employees and Executive Managers transferred on disposal of operations													12,521,055
Number of options repriced	12,736,209
Strike price of options | SFr / shares	SFr 0.043
Employee share option plans (ESOP) | January 1, 2023 | Continuing and discontinued operations
Share-based compensation
Granted				436,677
Granted | SFr / shares				SFr 0.101
Employee share option plans (ESOP) | May 12, 2023 | Continuing and discontinued operations
Share-based compensation
Exercised	(12,527,235)
Granted			12,736,209
Granted | SFr / shares			SFr 0.13
Number of options repriced	12,736,209
Employee share option plans (ESOP) | July 1, 2023 | Continuing and discontinued operations
Share-based compensation
Granted		147,695
Granted | SFr / shares		SFr 0.106
Employee share option plans (ESOP) | 2022 | Continuing and discontinued operations
Share-based compensation
Exercised						(9,085,482)
Granted														9,437,078
Number of options repriced								3,852,657	3,852,657
Strike price of options | SFr / shares								SFr 0.13	SFr 0.19
Employee share option plans (ESOP) | April 12, 2022 | Continuing and discontinued operations
Share-based compensation
Exercised						(3,738,258)
Granted											3,840,657
Granted | SFr / shares											SFr 1
Number of options repriced								3,840,657	3,840,657
Employee share option plans (ESOP) | April 12, 2022 | Continuing and discontinued operations
Share-based compensation
Exercised						(6,000)
Granted											6,000
Granted | SFr / shares											SFr 1
Number of options repriced								6,000	6,000
Employee share option plans (ESOP) | April 12, 2022 | Continuing and discontinued operations
Share-based compensation
Granted											49,713
Granted | SFr / shares											SFr 1.04
Employee share option plans (ESOP) | May 2, 2022 | Continuing and discontinued operations
Share-based compensation
Exercised						(6,000)
Granted										6,000
Granted | SFr / shares										SFr 1
Number of options repriced								6,000	6,000
Employee share option plans (ESOP) | October 5, 2022 | Continuing and discontinued operations
Share-based compensation
Exercised						(5,332,547)
Granted								5,423,076
Granted | SFr / shares								SFr 0.13
Employee share option plans (ESOP) | October 6, 2022 | Continuing and discontinued operations
Share-based compensation
Exercised						(2,677)
Granted							2,677
Granted | SFr / shares							SFr 0.13
Employee share option plans (ESOP) | December 29, 2022 | Continuing and discontinued operations
Share-based compensation
Granted					108,955
Granted | SFr / shares					SFr 0.2